SUTHERLAND ASBILL & BRENNAN LLP 1275 Pennsylvania Ave., NW Washington, DC 20004-2415 202.383.0100 Fax 202.637.3593 www.sutherland.com
DAVID S. GOLDSTEIN
DIRECT LINE: 202.383.0606
E-mail: david.goldstein@sutherland.com
July 14, 2011
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Anchor Series Trust File Nos. 2-86188 and 811-3836 Preliminary Proxy Materials
Dear Commissioners:
     On behalf of the Anchor Series Trust (the “Trust”), attached for filing with the Securities and Exchange Commission pursuant to Rule 20a-1 under the Investment Company Act of 1940, as amended, Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, and Rule 101(a) of Regulation S-T, is a conformed electronic format copy of the preliminary solicitation materials requesting voting instructions from owners of variable annuity and variable life insurance contracts indirectly invested in the investment portfolios of the Trust with respect to a number of proposals pertaining to the operation of the investment portfolios of the Trust.
     If you have any questions or comments regarding the Preliminary Proxy Materials, please do not hesitate to call David Goldstein at (202) 383-0606.

Sincerely
/s/ David S. Goldstein
David S. Goldstein

Enclosure

cc:	Nori L. Gabert Gregory R. Bressler
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